UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JULY 1, 2006 - JUNE 30, 2007

ITEM 1.	PROXY VOTING RECORD.

Issuer Name: Bally Total Fitness Holding Corporation
Ticker: BFT
CUSIP: 05873K108
Meeting Date: December 19, 2006        Meeting Type: Annual

	Proposal	Proposed By	Mgmt Rec	Vote Cast

1	Elect Don R. Kornstein to Board of Directors ("BOD")	Issuer	For	For

2	Bally’s proposal to approve 2007 Omnibus Equity Compensation Plan	Issuer	For	For

3	Bally’s proposal to ratify appointment of KPMG LLP as independent auditor for FYE ending 12/31/06	Issuer	For	For

Issuer Name: Online Resources, Inc.
Ticker: ORCC
CUSIP: 68273G-101
Meeting Date: May 15, 2007        Meeting Type: Annual

	Proposal	Proposed By	Mgmt Rec	Vote Cast

1	Elect the following nominees to the Board of Directors:

	Matthew P. Lawlor	Issuer	For	For
	Erwin R. Shames	Issuer	For	For
	Barry D. Wessler	Issuer	For	For

2	To ratify KPMG LLP as independent auditors for the year ending December 31, 2007	Issuer	For	For

3	Proposal to terminate the company’s Rights Agreement	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:	/s/ Hugh Steven Wilson
Name:	Hugh Steven Wilson
Title:	Chief Executive Officer
Date:	August 30, 2007